Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Feb. 29, 2024 USD ($)
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from related parties		¥ 0	¥ 0	¥ 104
Due To Related Party Current		29,674	0
Giga AI [Member]
Related Party Transaction [Line Items]
Payment to related party, additions	$ 1,500	¥ 0	¥ 35,523	¥ 0
Interest rate	12.00%				12.00%
Payment to related party | $					$ 3,500